SEGMENT INFORMATION - Schedule of geographic areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical information
Total net revenues	$ 182,283	$ 156,498	$ 140,803
Long-lived assets	218,344	100,309
PRC
Geographical information
Total net revenues	163,210	156,498	$ 140,803
Long-lived assets	208,579	$ 100,309
Singapore
Geographical information
Total net revenues	19,073
Long-lived assets	$ 9,765